SCHEDULE OF INCOME TAX PROVISION (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Current tax	$ 393,240	$ 13,306	$ 103,789	$ 213,989
Deferred tax		(51,343)	(400,479)	(27,838)
Income tax expense	$ 393,240	$ (38,037)	$ (296,690)	$ 186,151